SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Total Assets
Total Assets

	December 31,
	2019	2018	2017
Macau:
Mocha Clubs	$145,919	$120,789	$121,980
Altira Macau	429,980	376,655	427,668
City of Dreams	3,461,487	3,636,732	3,453,135
Studio City	3,153,721	3,378,646	3,475,321

Sub-total	7,191,107	7,512,822	7,478,104

The Philippines:
City of Dreams Manila	721,205	644,481	682,204
Cyprus:
Cyprus Operations	261,106	247,729	255,766

Corporate and Other	1,315,004	716,964	734,748

Total consolidated assets	$9,488,422	$9,121,996	$9,150,822

Capital Expenditures
Capital Expenditures

	Year Ended December 31,
	2019	2018	2017
Macau:
Mocha Clubs	$6,620	$8,973	$4,690
Altira Macau	17,707	24,450	5,776
City of Dreams	134,075	311,441	467,780
Studio City	89,846	73,189	37,174

Sub-total	248,248	418,053	515,420

The Philippines:
City of Dreams Manila	58,697	22,572	13,571
Cyprus:
Cyprus Operations	39,911	68,238	64,283

Corporate and Other	124,265	54,109	30,051

Total capital expenditures	$471,121	$562,972	$623,325

Results of Operations of Segments
The Company’s segment information and reconciliation to net income attributable to Melco Resorts & Entertainment Limited is as follows:

	Year Ended December 31,
	2019	2018	2017
NET REVENUES
Macau:
Mocha Clubs	$117,473	$113,432	$121,250
Altira Macau	465,056	471,292	446,132
City of Dreams	3,050,491	2,543,649	2,666,309
Studio City	1,355,321	1,368,400	1,363,405

Sub-total	4,988,341	4,496,773	4,597,096

The Philippines:
City of Dreams Manila	602,479	612,947	649,276
Cyprus:
Cyprus Operations	94,731	32,951	—

Corporate and Other	51,250	46,271	38,451

Total net revenues	$5,736,801	$5,188,942	$5,284,823

ADJUSTED PROPERTY EBITDA (1)
Macau:
Mocha Clubs	$23,280	$21,490	$26,639
Altira Macau	51,470	55,547	20,671
City of Dreams	922,776	756,378	804,872
Studio City	415,098	375,288	335,568

Sub-total	1,412,624	1,208,703	1,187,750

The Philippines:
City of Dreams Manila	247,091	269,199	235,019
Cyprus:
Cyprus Operations	29,757	8,461	(15)

Total adjusted property EBITDA	1,689,472	1,486,363	1,422,754

OPERATING COSTS AND EXPENSES
Payments to the Philippine Parties	(57,428)	(60,778)	(51,661)
Pre-opening costs	(4,847)	(55,390)	(5,331)
Development costs	(57,433)	(23,029)	(31,115)
Amortization of gaming subconcession	(56,841)	(56,809)	(57,237)
Amortization of land use rights	(22,659)	(22,646)	(22,817)
Depreciation and amortization	(571,705)	(488,446)	(460,521)
Land rent to Belle	(3,061)	(3,001)	(3,143)
Share-based compensation	(31,797)	(25,143)	(17,305)
Property charges and other	(20,815)	(29,147)	(31,616)
Corporate and Other expenses	(115,208)	(108,527)	(137,468)
Total operating costs and expenses	(941,794)	(872,916)	(818,214)
OPERATING INCOME	$747,678	$613,447	$604,540

	Year Ended December 31,
	2019	2018	2017
NON-OPERATING INCOME (EXPENSES)
Interest income	$9,311	$5,471	$3,580
Interest expenses, net of capitalized interest	(310,102)	(264,880)	(255,764)
Loan commitment and other finance fees	(2,738)	(4,630)	(6,079)
Foreign exchange (losses) gains, net	(10,756)	(10,497)	12,781
Other (expenses) income, net	(23,914)	3,684	5,282
Loss on extinguishment of debt	(6,333)	(3,461)	(49,337)
Costs associated with debt modification	(579)	—	(2,793)
Total non-operating expenses, net	(345,111)	(274,313)	(292,330)
INCOME BEFORE INCOME TAX	402,567	339,134	312,210
INCOME TAX (EXPENSE) CREDIT	(8,339)	(238)	10
NET INCOME	394,228	338,896	312,220
NET (INCOME) LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(21,055)	1,403	32,608
NET INCOME ATTRIBUTABLE TO MELCO RESORTS & ENTERTAINMENT LIMITED	$373,173	$340,299	$344,828

Note
(1)
“Adjusted property EBITDA” is earnings before interest, taxes, depreciation, amortization, pre-opening costs, development costs, property charges and other, share-based compensation, payments to the Philippine Parties, land rent to Belle, Corporate and Other expenses, and other non-operating income and expenses. The Company uses Adjusted property EBITDA to measure the operating performance of Mocha Clubs, Altira Macau, City of Dreams, Studio City, City of Dreams Manila and Cyprus Operations and to compare the operating performance of its properties with those of its competitors.

Long-Lived Assets
The Company’s geographic information for long-lived assets is as follows:
Long-lived Assets

	December 31,
	2019	2018	2017
Macau	$6,207,746	$6,287,324	$6,389,846
The Philippines	398,110	381,866	458,242
Cyprus	152,066	124,072	64,283
Hong Kong and other foreign countries	86,726	61,095	12,389

Total long-lived assets	$6,844,648	$6,854,357	$6,924,760